Leases - Summary of Lease Liabilities Amounts Recognized in Consolidated Balance Sheets (Details) - USD ($)	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2021
Leases [Abstract]
Current	$ 585,536	$ 641,698	$ 230,016
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Current	Current
Non-current	$ 2,343,311	$ 2,063,421	$ 2,886,940
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]		Non-current	Non-current
Total		$ 2,705,119	$ 3,116,956
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]		Total	Total